Statement of Cash Flows (10-K) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to common shares	$ 7,596,575	$ (4,290,247)
Amortization (accretion) of investments	(7,530,201)	136,366
Realized investment (gains) losses, net	640,538	629,528
Unrealized trading (gains) losses included in income	(1,803,729)	511,339
Amortization of deferred policy acquisition costs	90,568	165,944
Amortization of cost of insurance acquired	1,324,731	4,176,539
Depreciation	1,311,029	1,430,501
Net income (loss) attributable to noncontrolling interest	786,337	(905,091)
Charges for mortality and administration of universal life and annuity products	(7,709,727)	(8,042,562)
Interest credited to account balances	5,247,365	5,360,221
Change in accrued investment income	(32,226)	268,477
Change in reinsurance receivables	2,265,937	2,126,492
Change in policy liabilities and accruals	(4,007,032)	(3,454,113)
Change in income taxes payable	277,669	(1,694,210)
Change in other assets and liabilities, net	(1,444,129)	(667,668)
Net cash used in operating activities	(2,986,295)	(4,248,484)
Cash flows from investing activities:
Fixed maturities available for sale	24,718,790	105,310,516
Equity securities available for sale	948,385	46,098,801
Trading securities	163,891,508	10,590,552
Mortgage loans	16,431,689	16,426,727
Discounted mortgage loans	23,607,100	999,044
Real estate	2,709,233	1,394,222
Policy loans	3,468,202	3,902,483
Short-term investments	700,000	0
Total proceeds from investments sold and matured	236,474,907	184,722,345
Cost of investments acquired:
Fixed maturities available for sale	(28,947,923)	(89,132,935)
Equity securities available for sale	(1,333,942)	(27,157,177)
Trading securities	(171,842,107)	(18,829,024)
Mortgage loans	(2,489,523)	(424,858)
Discounted mortgage loans	(38,323,757)	(35,799,381)
Real estate	(1,778,281)	(6,307,090)
Policy loans	(3,100,615)	(3,616,417)
Short-term investments	0	(700,000)
Total cost of investments acquired	(247,816,148)	(181,966,882)
Purchase of property and equipment	(139,291)	(17,403)
Sale of property and equipment	0	166,913
Net cash provided by (used in) investing activities	(11,480,532)	2,904,973
Cash flows from financing activities:
Policyholder contract deposits	6,632,125	7,039,947
Policyholder contract withdrawals	(6,232,871)	(7,028,841)
Proceeds from notes payable/line of credit	7,290,000	2,000,000
Payments of principal on notes payable/line of credit	(11,320,650)	(3,213,877)
Purchase of treasury stock	(349,675)	(160,904)
Purchase of stock of affiliate	0	(1,000,000)
Non controlling contribution to consolidated subsidiary	0	1,025,000
Non controlling distributions of consolidated subsidiary	(561,493)	0
Cash received from sale of subsidiary	0	6,365,169
Cash of subsidiary at date of sale	0	(6,186,015)
Net cash used in financing activities	(4,542,564)	(1,159,521)
Net increase (decrease) in cash and cash equivalents	(19,009,391)	(2,503,032)
Cash and cash equivalents at beginning of period	37,492,843	39,995,875
Cash and cash equivalents at end of period	$ 18,483,452	$ 37,492,843